               TRAVELERS VINTAGE II VARIABLE ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

           THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio Class B
AMERICAN VARIABLE INSURANCE SERIES
  Global Growth Fund Class 2
  Growth Fund Class 2
  Growth-Income Fund Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST
  Franklin Small Cap Fund Class 2
  Templeton International Securities Fund Class 2
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Equity Index Portfolio Class II Shares
  Fundamental Value Portfolio(1)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio -- Service Shares
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund --
    Class IB Shares
  Putnam VT Small Cap Value Fund -- Class IB
    Shares
  Putnam VT Voyager II Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  Capital Fund
  Investors Fund
  Small Cap Growth Fund
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio
  Smith Barney Premier Selection All Cap Growth
    Portfolio
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio
  Large Cap Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth
    Portfolio(2)
  Smith Barney Large Capitalization Growth
    Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Mid Cap Core Portfolio(3)
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio
  Van Kampen Enterprise Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities
    Portfolio
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio -- Service Class

---------------
    (1) formerly Total Return Portfolio
    (2) formerly offered as Smith Barney International Equity Portfolio
    (3) formerly Smith Barney Mid Cap Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                        SUPPLEMENTED SEPTEMBER 24, 2001

                               TABLE OF CONTENTS

Index of Special Terms................    2
Summary...............................    3
Fee Table.............................    6
Condensed Financial Information.......   16
The Annuity Contract..................   16
     Contract Owner Inquiries.........   16
     Purchase Payments................   16
     Accumulation Units...............   16
     The Variable Funding Options.....   17
Fixed Account.........................   21
Charges and Deductions................   21
     General..........................   21
     Withdrawal Charge................   22
     Free Withdrawal Allowance........   22
     Transfer Charge..................   22
     Administrative Charges...........   23
     Mortality and Expense Risk
       Charge.........................   23
     Variable Funding Option
       Expenses.......................   23
     Premium Tax......................   23
     Changes in Taxes Based Upon
       Premium or Value...............   23
Transfers.............................   24
     Dollar Cost Averaging............   24
Access to Your Money..................   25
     Systematic Withdrawals...........   25
     Loans............................   26
Ownership Provisions..................   26
     Types of Ownership...............   26
       Contract Owner.................   26
       Beneficiary....................   26
       Annuitant......................   26
Death Benefit.........................   27
     Death Proceeds Before the
       Maturity Date..................   27
     Payment of Proceeds..............   31
     Death Proceeds After the Maturity
       Date...........................   33
The Annuity Period....................   33
     Maturity Date....................   33
     Allocation of Annuity............   34
     Variable Annuity.................   34
     Fixed Annuity....................   34
Payment Options.......................   35
     Election of Options..............   35
     Annuity Options..................   35
Miscellaneous Contract Provisions.....   36
     Right to Return..................   36
     Termination......................   36
     Required Reports.................   36
     Suspension of Payments...........   36
The Separate Accounts.................   36
     Performance Information..........   37
Federal Tax Considerations............   38
     General Taxation of Annuities....   38
     Types of Contracts: Qualified or
       Nonqualified...................   38
     Nonqualified Annuity Contracts...   38
     Qualified Annuity Contracts......   39
     Penalty Tax for Premature
       Distributions..................   40
     Diversification Requirements for
       Variable Annuities.............   40
     Ownership of the Investments.....   40
     Mandatory Distributions for
       Qualified Plans................   40
     Taxation of Death Benefit
       Proceeds.......................   40
Other Information.....................   40
     The Insurance Companies..........   40
     Financial Statements.............   41
     Distribution of Variable Annuity
       Contracts......................   41
     Conformity with State and Federal
       Laws...........................   41
     Voting Rights....................   41
     Legal Proceedings and Opinions...   41
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  Nine................................  A-1
Appendix A: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account Ten.........................  B-1
Appendix C: The Fixed Account.........  C-1
Appendix D: Contents of the Statement
  of Additional Information...........  D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................   16
Accumulation Period...................   16
Annuitant.............................   26
Annuity Payments......................   33
Annuity Unit..........................   17
Cash Surrender Value..................   25
Contingent Annuitant..................   26
Contract Date.........................   16
Contract Owner........................   26
Contract Value........................   16
Contract Year.........................   16
Fixed Account.........................  C-1
Death Report Date.....................   27
Joint Owner...........................   26
Maturity Date.........................   28
Purchase Payment......................   16
Underlying Fund.......................   17
Variable Funding Option(s)............   17
Written Request.......................   16

                                    SUMMARY:
                     TRAVELERS VINTAGE II VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                                        Oregon(1)
British Virgin Islands                         Puerto Rico
Guam                                           U.S. Virgin Islands
New Hampshire                                  Washington(1)
New York

---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and

(3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401, 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For contracts with a value of less than $40,000, we also deduct an annual administrative charge of $30. Each underlying Fund also charges for management and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 6%, gradually decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

- MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

- SPOUSAL CONTRACT CONTINUANCE. (NONQUALIFIED CONTRACTS ONLY) If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.

- ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on your contract earnings.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE(as a percentage of the purchase payments withdrawn)

           YEARS SINCE PURCHASE
              PAYMENT MADE                      WITHDRAWAL CHARGE
                   0-1                                  6%
                    2                                   6%
                    3                                   6%
                    4                                   5%
                    5                                   5%
                    6                                   4%
                    7                                   3%
               8 and over                               0%

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

   WITH E.S.P. SELECTED:

   STANDARD DEATH BENEFIT:
   Mortality & Expense Risk Charge..........    1.15%
   Administrative Expense Charge............    0.15%
   E.S.P. Charge............................    0.20%
                                                -----
       Total Separate Account Charges.......    1.50%

   STEP-UP DEATH BENEFIT:
   Mortality & Expense Risk Charge..........    1.25%
   Administrative Expense Charge............    0.15%
   E.S.P. Charge............................    0.20%
                                                -----
       Total Separate Account Charges.......    1.60%

   ROLL-UP DEATH BENEFIT:
   Mortality & Expense Risk Charge..........    1.40%
   Administrative Expense Charge............    0.15%
   E.S.P. Charge............................    0.20%
                                                -----
       Total Separate Account Charges.......    1.75%

   WITHOUT E.S.P. SELECTED:
   STANDARD DEATH BENEFIT:
   Mortality & Expense Risk Charge..........    1.15%
   Administrative Expense Charge............    0.15%
                                                -----
       Total Separate Account Charges.......    1.30%

   STEP-UP DEATH BENEFIT:
   Mortality & Expense Risk Charge..........    1.25%
   Administrative Expense Charge............    0.15%
                                                -----
       Total Separate Account Charges.......    1.40%

   ROLL-UP DEATH BENEFIT:
   Mortality & Expense Risk Charge..........    1.40%
   Administrative Expense Charge............    0.15%
                                                -----
       Total Separate Account Charges.......    1.55%

OTHER ANNUAL CHARGES
Annual Contract Administrative Charge.......................     $30
  (Waived if contract value is $40,000 or more)

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)   12b-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund......................    0.61%                            0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B*.....    1.00%             0.25%          0.05%            1.30%
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2*...........    0.66%             0.25%          0.04%            0.95%
    Growth Fund -- Class 2*..................    0.36%             0.25%          0.02%            0.63%
    Growth-Income Fund -- Class 2*...........    0.34%             0.25%          0.01%            0.60%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2*......    0.49%             0.25%          0.28%            1.02%(1)
    Templeton International Securities
      Fund -- Class 2*.......................    0.67%             0.25%          0.20%            1.12%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio...................    0.75%                            0.03%            0.78%(2)
    Diversified Strategic Income Portfolio...    0.65%                            0.13%            0.78%(2)
    Equity Index Portfolio -- Class II
      Shares*................................    0.21%             0.25%          0.04%            0.50%(3)
    Fundamental Value Portfolio..............    0.75%                            0.04%            0.79%(2)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*................................    0.65%             0.25%          0.02%            0.92%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio --
      Administrative Class...................    0.25%                            0.40%            0.65%(4)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.......................    0.76%             0.25%          0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class
      IB Shares*.............................    0.80%             0.25%          0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*................................    0.70%             0.25%          0.30%            1.25%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.............................    0.58%                            0.42%            1.00%(6)
    Investors Fund...........................    0.70%                            0.21%            0.91%
    Small Cap Growth Fund....................    0.00%                            1.50%            1.50%(6)
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio....    0.75%                            0.20%            0.95%(7)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.......................    0.75%                            0.20%            0.95%(7)
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+...    0.86%                            0.14%            1.00%(8)
    Equity Income Portfolio..................    0.75%                            0.07%            0.82%(9)
    Large Cap Portfolio......................    0.75%                            0.07%            0.82%(9)
    MFS Emerging Growth Portfolio............    0.81%                            0.05%            0.86%
    MFS Research Portfolio...................    0.86%                            0.06%            0.92%
    Strategic Stock Portfolio+...............    0.66%                            0.24%            0.90%(8)

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)   12b-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80%                            0.03%            0.83%(10)
    Alliance Growth Portfolio................    0.80%                            0.01%            0.81%(10)
    MFS Total Return Portfolio...............    0.80%                            0.04%            0.84%(10)
    Smith Barney Aggressive Growth
      Portfolio..............................    0.80%                            0.19%            0.99%(10)
    Smith Barney High Income Portfolio.......    0.60%                            0.06%            0.66%(10)
    Smith Barney International All Cap Growth
      Portfolio..............................    0.90%                            0.08%            0.98%(10)
    Smith Barney Large Cap Value Portfolio...    0.65%                            0.01%            0.66%(10)
    Smith Barney Large Capitalization Growth
      Portfolio..............................    0.75%                            0.02%            0.77%(10)
    Smith Barney Mid Cap Core Portfolio......    0.75%                            0.20%            0.95%(10)
    Smith Barney Money Market Portfolio......    0.50%                            0.03%            0.53%(10)
    Travelers Managed Income Portfolio.......    0.65%                            0.04%            0.69%(10)
    Van Kampen Enterprise Portfolio..........    0.70%                            0.03%            0.73%(10)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio................    0.70%                            0.05%            0.75%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    0.75%                            0.15%            0.90%(11)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class*.................................    0.57%             0.10%          0.09%            0.76%(12)

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, other service provider).

 +   No longer available to new contract owners.

 (1) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the FRANKLIN SMALL CAP FUND -- CLASS 2 would have been 0.53%, 0.25%, 0.28%, and 1.06%, respectively.

 (2) The Management Fee includes 0.20% for fund administration.

 (3) The Management Fee includes 0.06% for fund administration.

 (4) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO -- ADMINISTRATIVE CLASS. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND
     PORTFOLIO -- ADMINISTRATIVE CLASS. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (5) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND and 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND.

 (7) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO, the SMITH BARNEY LARGE CAP CORE PORTFOLIO would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%.

 (8) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.90% and 1.00%, respectively.

     Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.97% and 1.14%, respectively.

 (9) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

(10) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(11) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

(12) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS would have been 0.74%.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.009% of the Separate Account contract value.

EXAMPLE:  STANDARD DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the E.S.P. option selected:

------------------------------------------------------------------------------------------------------------------------------
                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                   IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                         END OF PERIOD SHOWN:                          SHOWN**:
                                                 -------------------------------------   -------------------------------------
                FUNDING OPTION                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................    82       127       165        248       22        67       115        248
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B........    86       141       188        294       26        81       138        294
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2..............    83       131       171        259       23        71       121        259
    Growth Fund -- Class 2.....................    80       121       155        226       20        61       105        226
    Growth-Income Fund -- Class 2..............    79       120       153        223       19        60       103        223
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2.........    84       133       174        266       24        73       124        266
    Templeton International Securities Fund --
      Class 2..................................    85       136       180        277       25        76       130        277
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................    81       125       162        242       21        65       112        242
    Diversified Strategic Income Portfolio.....    81       125       162        242       21        65       112        242
    Equity Index Portfolio -- Class II
      Shares...................................    78       117       148        213       18        57        98        213
    Fundamental Value Portfolio................    81       126       163        243       21        66       113        243
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares...................................    83       130       169        256       23        70       119        256
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class........    80       121       156        228       20        61       106        228
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB.................................    85       138       183        283       25        78       133        283
    Shares Putnam VT Small Cap Value Fund --
      Class IB Shares..........................    87       143       191        299       27        83       141        299
    Putnam VT Voyager II Fund -- Class IB
      Shares...................................    86       140       186        289       26        80       136        289
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................    83       132       173        264       23        72       123        264
    Investors Fund.............................    82       129       169        255       22        69       119        255
    Small Cap Growth Fund......................    88       147       198        314       28        87       148        314
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......    83       131       171        259       23        71       121        259
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................    83       131       171        259       23        71       121        259
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+.....    83       132       173        264       23        72       123        264
    Equity Income Portfolio....................    82       127       164        246       22        67       114        246
    Large Cap Portfolio........................    82       127       164        246       22        67       114        246
    MFS Emerging Growth Portfolio..............    82       128       166        250       22        68       116        250
    MFS Research Portfolio.....................    83       130       169        256       23        70       119        256
    Strategic Stock Portfolio+.................    82       129       168        254       22        69       118        254
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........    82       127       165        247       22        67       115        247
    Alliance Growth Portfolio..................    81       126       164        245       21        66       114        245
    MFS Total Return Portfolio.................    82       127       165        248       22        67       115        248
    Smith Barney Aggressive Growth Portfolio...    83       132       173        263       23        72       123        263
    Smith Barney High Income Portfolio.........    80       122       156        229       20        62       106        229
    Smith Barney International All Cap Growth
      Portfolio................................    83       132       172        262       23        72       122        262
    Smith Barney Large Cap Value Portfolio.....    80       122       156        229       20        62       106        229
    Smith Barney Large Capitalization Growth
      Portfolio................................    81       125       162        241       21        65       112        241
    Smith Barney Mid Cap Core Portfolio........    83       131       171        259       23        71       121        259
    Smith Barney Money Market Portfolio........    79       118       149        216       19        58        99        216
    Travelers Managed Income Portfolio.........    80       123       158        233       20        63       108        233
    Van Kampen Enterprise Portfolio............    81       124       160        237       21        64       110        237
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio..................    81       125       161        239       21        65       111        239
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................    82       129       168        254       22        69       118        254
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class...    81       125       161        240       21        65       111        240

+ No longer available to new contract owners.

EXAMPLE:  STEP-UP DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Step-Up Death Benefit without the E.S.P. option selected:

------------------------------------------------------------------------------------------------------------------------------
                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                   IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                         END OF PERIOD SHOWN:                          SHOWN**:
                                                 -------------------------------------   -------------------------------------
                FUNDING OPTION                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................    83       130       170        258       23        70       120        258
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B........    87       144       193        304       27        84       143        304
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2..............    84       134       176        270       24        74       126        270
    Growth Fund -- Class 2.....................    81       124       160        237       21        64       110        237
    Growth-Income Fund -- Class 2..............    80       123       158        234       20        63       108        234
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2.........    85       136       180        277       25        76       130        277
    Templeton International Securities Fund --
      Class 2..................................    86       139       184        286       26        79       134        286
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................    82       128       167        252       22        68       117        252
    Diversified Strategic Income Portfolio.....    82       128       167        252       22        68       117        252
    Equity Index Portfolio -- Class II
      Shares...................................    79       120       153        223       19        60       103        223
    Fundamental Value Portfolio................    82       129       168        253       22        69       118        253
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares...................................    84       133       174        266       24        73       124        266
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class........    81       125       161        239       21        65       111        239
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class Shares IB..........................    86       141       188        293       26        81       138        293
    Putnam VT Small Cap Value Fund -- Class IB
      Shares...................................    88       146       196        309       28        86       146        309
    Putnam VT Voyager II Fund -- Class IB
      Shares...................................    87       143       191        299       27        83       141        299
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................    84       135       178        275       24        75       128        275
    Investors Fund.............................    84       132       174        265       24        72       124        265
    Small Cap Growth Fund......................    89       150       203        323       29        90       153        323
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......    84       134       176        270       24        74       126        270
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................    84       134       176        270       24        74       126        270
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+.....    84       135       178        275       24        75       128        275
    Equity Income Portfolio....................    83       130       169        256       23        70       119        256
    Large Cap Portfolio........................    83       130       169        256       23        70       119        256
    MFS Emerging Growth Portfolio..............    83       131       171        260       23        71       121        260
    MFS Research Portfolio.....................    84       133       174        266       24        73       124        266
    Strategic Stock Portfolio+.................    83       132       173        264       23        72       123        264
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........    83       130       170        257       23        70       120        257
    Alliance Growth Portfolio..................    82       129       169        255       22        69       119        255
    MFS Total Return Portfolio.................    83       130       170        258       23        70       120        258
    Smith Barney Aggressive Growth Portfolio...    84       135       178        274       24        75       128        274
    Smith Barney High Income Portfolio.........    81       125       161        240       21        65       111        240
    Smith Barney International All Cap Growth
      Portfolio................................    84       135       177        273       24        75       127        273
    Smith Barney Large Cap Value Portfolio.....    81       125       161        240       21        65       111        240
    Smith Barney Large Capitalization Growth
      Portfolio................................    82       128       167        251       22        68       117        251
    Smith Barney Mid Cap Core Portfolio........    84       134       176        270       24        74       126        270
    Smith Barney Money Market Portfolio........    80       121       155        226       20        61       105        226
    Travelers Managed Income Portfolio.........    81       126       163        243       21        66       113        243
    Van Kampen Enterprise Portfolio............    82       127       165        247       22        67       115        247
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio..................    82       128       166        249       22        68       116        249
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................    83       132       173        264       23        72       123        264
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class...    82       128       166        250       22        68       116        250

+ No longer available to new contract owners.

EXAMPLE:  ROLL-UP DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Roll-Up Death Benefit without the E.S.P. option selected:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              IF CONTRACT IS NOT SURRENDERED OR
                                                      IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                            END OF PERIOD SHOWN:                          SHOWN**:
                                                    -------------------------------------   -------------------------------------
                  FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund...........................    84       135       178        274       24        75       128        274
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B...........    89       149       201        318       29        89       151        318
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2.................    85       138       183        284       25        78       133        284
    Growth Fund -- Class 2........................    82       128       167        252       22        68       117        252
    Growth-Income Fund -- Class 2.................    82       128       166        249       22        68       116        249
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2............    86       140       187        291       26        80       137        291
    Templeton International Securities
      Fund -- Class 2.............................    87       143       192        301       27        83       142        301
GREENWICH STREET SERIES FUND
    Appreciation Portfolio........................    84       133       175        268       24        73       125        268
    Diversified Strategic Income Portfolio........    84       133       175        268       24        73       125        268
    Equity Index Portfolio -- Class II Shares.....    81       125       161        239       21        65       111        239
    Fundamental Value Portfolio...................    84       133       175        269       24        73       125        269
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares......................................    85       137       182        282       25        77       132        282
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio -- Administrative
      Class.......................................    82       129       168        254       22        69       118        254
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class
      IB Shares...................................    88       145       195        308       28        85       145        308
    Putnam VT Small Cap Value Fund -- Class IB
      Shares......................................    89       150       203        323       29        90       153        323
    Putnam VT Voyager II Fund -- Class IB
      Shares......................................    88       147       198        314       28        87       148        314
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..................................    86       140       186        289       26        80       136        289
    Investors Fund................................    85       137       182        281       25        77       132        281
    Small Cap Growth Fund.........................    91       154       211        337       31        94       161        337
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio.........    85       138       183        284       25        78       133        284
    Smith Barney Premier Selection All Cap Growth
      Portfolio...................................    85       138       183        284       25        78       133        284
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+........    86       140       186        289       26        80       136        289
    Equity Income Portfolio.......................    84       134       177        272       24        74       127        272
    Large Cap Portfolio...........................    84       134       177        272       24        74       127        272
    MFS Emerging Growth Portfolio.................    85       135       179        276       25        75       129        276
    MFS Research Portfolio........................    85       137       182        282       25        77       132        282
    Strategic Stock Portfolio+....................    85       137       181        280       25        77       131        280
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio............    84       135       177        273       24        75       127        273
    Alliance Growth Portfolio.....................    84       134       176        271       24        74       126        271
    MFS Total Return Portfolio....................    84       135       178        274       24        75       128        274
    Smith Barney Aggressive Growth Portfolio......    86       139       185        288       26        79       135        288
    Smith Barney High Income Portfolio............    82       129       169        255       22        69       119        255
    Smith Barney International All Cap Growth
      Portfolio...................................    86       139       185        287       26        79       135        287
    Smith Barney Large Cap Value Portfolio........    82       129       169        255       22        69       119        255
    Smith Barney Large Capitalization Growth
      Portfolio...................................    84       133       174        266       24        73       124        266
    Smith Barney Mid Cap Core Portfolio...........    85       138       183        284       25        78       133        284
    Smith Barney Money Market Portfolio...........    81       125       162        242       21        65       112        242
    Travelers Managed Income Portfolio............    83       130       170        258       23        70       120        258
    Van Kampen Enterprise Portfolio...............    83       132       172        262       23        72       122        262
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio.....................    83       132       173        264       23        72       123        264
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio...................................    85       137       181        280       25        77       131        280
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class......    84       132       174        265       24        72       124        265

+ No longer available to new contract owners.

EXAMPLE: STANDARD DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the Standard Death Benefit with the E.S.P. option selected:

------------------------------------------------------------------------------------------------------------------------------
                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                   IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                         END OF PERIOD SHOWN:                          SHOWN**:
                                                 -------------------------------------   -------------------------------------
                FUNDING OPTION                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................    84       133       175       269        24       73        125       269
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B........    88       147       198       314        28       87        148       314
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund - Class 2...............    85       137       181       280        25       77        131       280
    Growth Fund -- Class 2.....................    82       127       165       247        22       67        115       247
    Growth-Income Fund -- Class 2..............    81       126       163       244        21       66        113       244
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2.........    86       139       184       286        26       79        134       286
    Templeton International Securities Fund --
      Class 2..................................    87       142       189       296        27       82        139       296
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................    83       132       172       262        23       72        122       262
    Diversified Strategic Income Portfolio.....    83       132       172       262        23       72        122       262
    Equity Index Portfolio -- Class II
      Shares...................................    80       123       158       234        20       63        108       234
    Fundamental Value Portfolio................    83       132       173       263        23       72        123       263
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares...................................    85       136       180       277        25       76        130       277
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class........    82       128       166       249        22       68        116       249
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares..........................    87       144       193       303        27       84        143       303
    Putnam VT Small Cap Value Fund -- Class IB
      Shares...................................    89       149       201       318        29       89        151       318
    Putnam VT Voyager II Fund -- Class IB
      Shares...................................    88       146       196       309        28       86        146       309
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................    85       138       183       284        25       78        133       284
    Investors Fund.............................    85       135       179       276        25       75        129       276
    Small Cap Growth Fund......................    90       153       208       333        30       93        158       333
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......    85       137       181       280        25       77        131       280
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................    85       137       181       280        25       77        131       280
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+.....    85       138       183       284        25       78        133       284
    Equity Income Portfolio....................    84       133       174       266        24       73        124       266
    Large Cap Portfolio........................    84       133       174       266        24       73        124       266
    MFS Emerging Growth Portfolio..............    84       134       176       271        24       74        126       271
    MFS Research Portfolio.....................    85       136       180       277        25       76        130       277
    Strategic Stock Portfolio+.................    84       135       178       275        24       75        128       275
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........    84       133       175       268        24       73        125       268
    Alliance Growth Portfolio..................    84       132       174       265        24       72        124       265
    MFS Total Return Portfolio.................    84       133       175       269        24       73        125       269
    Smith Barney Aggressive Growth Portfolio...    85       138       183       283        25       78        133       283
    Smith Barney High Income Portfolio.........    82       128       166       250        22       68        116       250
    Smith Barney International All Cap Growth
      Portfolio................................    85       138       183       282        25       78        133       282
    Smith Barney Large Cap Value Portfolio.....    82       128       166       250        22       68        116       250
    Smith Barney Large Capitalization Growth
      Portfolio................................    83       131       172       261        23       71        122       261
    Smith Barney Mid Cap Core Portfolio........    85       137       181       280        25       77        131       280
    Smith Barney Money Market Portfolio........    81       124       160       237        21       64        110       237
    Travelers Managed Income Portfolio.........    82       129       168       253        22       69        118       253
    Van Kampen Enterprise Portfolio............    83       130       170       257        23       70        120       257
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio..................    83       131       171       259        23       71        121       259
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................    84       135       178       275        24       75        128       275
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class...    83       131       171       260        23       71        121       260

+ No longer available to new contract owners.

EXAMPLE: STEP-UP DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the Step-Up Death Benefit with the E.S.P. option selected:

------------------------------------------------------------------------------------------------------------------------------
                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                   IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                         END OF PERIOD SHOWN:                          SHOWN**:
                                                 -------------------------------------   -------------------------------------
                FUNDING OPTION                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................    85       136       181       279        25       76        131       279
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B........    89       150       203       323        29       90        153       323
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2..............    86       140       186       289        26       80        136       289
    Growth Fund -- Class 2.....................    83       130       170       257        23       70        120       257
    Growth-Income Fund -- Class 2..............    82       129       168       254        22       69        118       254
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2.........    87       142       189       296        27       82        139       296
    Templeton International Securities Fund --
      Class 2..................................    88       145       194       306        28       85        144       306
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................    84       135       177       273        24       75        127       273
    Diversified Strategic Income Portfolio.....    84       135       177       273        24       75        127       273
    Equity Index Portfolio -- Class II
      Shares...................................    81       126       163       244        21       66        113       244
    Fundamental Value Portfolio................    84       135       178       274        24       75        128       274
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares...................................    86       139       184       286        26       79        134       286
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class........    83       131       171       259        23       71        121       259
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB.................................    88       147       198       313        28       87        148       313
    Shares Putnam VT Small Cap Value Fund --
      Class IB Shares..........................    90       152       206       328        30       92        156       328
    Putnam VT Voyager II Fund -- Class IB
      Shares...................................    89       149       201       318        29       89        151       318
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................    86       141       188       294        26       81        138       294
    Investors Fund.............................    86       138       184       285        26       78        134       285
    Small Cap Growth Fund......................    91       156       213       342        31       96        163       342
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......    86       140       186       289        26       80        136       289
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................    86       140       186       289        26       80        136       289
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+.....    86       141       188       294        26       81        138       294
    Equity Income Portfolio....................    85       136       180       277        25       76        130       277
    Large Cap Portfolio........................    85       136       180       277        25       76        130       277
    MFS Emerging Growth Portfolio..............    85       137       182       281        25       77        132       281
    MFS Research Portfolio.....................    86       139       184       286        26       79        134       286
    Strategic Stock Portfolio+.................    85       138       183       284        25       78        133       284
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........    85       136       180       278        25       76        130       278
    Alliance Growth Portfolio..................    85       135       179       276        25       75        129       276
    MFS Total Return Portfolio.................    85       136       181       279        25       76        131       279
    Smith Barney Aggressive Growth Portfolio...    86       141       188       293        26       81        138       293
    Smith Barney High Income Portfolio.........    83       131       171       260        23       71        121       260
    Smith Barney International All Cap Growth
      Portfolio................................    86       141       187       292        26       81        137       292
    Smith Barney Large Cap Value Portfolio.....    83       131       171       260        23       71        121       260
    Smith Barney Large Capitalization Growth
      Portfolio................................    84       134       177       272        24       74        127       272
    Smith Barney Mid Cap Core Portfolio........    86       140       186       289        26       80        136       289
    Smith Barney Money Market Portfolio........    82       127       165       247        22       67        115       247
    Travelers Managed Income Portfolio.........    83       132       173       263        23       72        123       263
    Van Kampen Enterprise Portfolio............    84       133       175       268        24       73        125       268
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio..................    84       134       176       270        24       74        126       270
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................    85       138       183       284        25       78        133       284
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class...    84       134       176       271        24       74        126       271

+ No longer available to new contract owners.

EXAMPLE: ROLL-UP DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Roll-Up Death Benefit with the E.S.P. option selected:

------------------------------------------------------------------------------------------------------------------------------
                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                   IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                         END OF PERIOD SHOWN:                          SHOWN**:
                                                 -------------------------------------   -------------------------------------
                FUNDING OPTION                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................    86       141       188       293        26        81       138       293
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B........    91       154       211       337        31        94       161       337
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2..............    87       144       193       304        27        84       143       304
    Growth Fund -- Class 2.....................    84       135       177       273        24        75       127       273
    Growth-Income Fund -- Class 2..............    84       134       176       270        24        74       126       270
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2.........    88       146       197       311        28        86       147       311
    Templeton International Securities Fund --
      Class 2..................................    89       149       202       320        29        89       152       320
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................    86       139       185       287        26        79       135       287
    Diversified Strategic Income Portfolio.....    86       139       185       287        26        79       135       287
    Equity Index Portfolio -- Class II
      Shares...................................    83       131       171       259        23        71       121       259
    Fundamental Value Portfolio................    86       139       185       288        26        79       135       288
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares...................................    87       143       192       301        27        83       142       301
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class........    84       135       178       275        24        75       128       275
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB.................................    90       151       205       327        30        91       155       327
    Shares Putnam VT Small Cap Value Fund --
      Class IB Shares..........................    91       156       213       342        31        96       163       342
    Putnam VT Voyager II Fund -- Class IB
      Shares...................................    90       153       208       333        30        93       158       333
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................    88       146       196       309        28        86       146       309
    Investors Fund.............................    87       143       191       300        27        83       141       300
    Small Cap Growth Fund......................    93       160       220       356        33       100       170       356
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......    87       144       193       304        27        84       143       304
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................    87       144       193       304        27        84       143       304
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock Portfolio+.....    88       146       196       309        28        86       146       309
    Equity Income Portfolio....................    86       140       187       291        26        80       137       291
    Large Cap Portfolio........................    86       140       187       291        26        80       137       291
    MFS Emerging Growth Portfolio..............    87       141       189       295        27        81       139       295
    MFS Research Portfolio.....................    87       143       192       301        27        83       142       301
    Strategic Stock Portfolio+.................    87       143       191       299        27        83       141       299
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........    86       141       187       292        26        81       137       292
    Alliance Growth Portfolio..................    86       140       186       290        26        80       136       290
    MFS Total Return Portfolio.................    86       141       188       293        26        81       138       293
    Smith Barney Aggressive Growth Portfolio...    88       145       195       308        28        85       145       308
    Smith Barney High Income Portfolio.........    85       135       179       276        25        75       129       276
    Smith Barney International All Cap Growth
      Portfolio................................    88       145       195       307        28        85       145       307
    Smith Barney Large Cap Value Portfolio.....    85       135       179       276        25        75       129       276
    Smith Barney Large Capitalization Growth
      Portfolio................................    86       139       184       286        26        79       134       286
    Smith Barney Mid Cap Core Portfolio........    87       144       193       304        27        84       143       304
    Smith Barney Money Market Portfolio........    83       132       172       262        23        72       122       262
    Travelers Managed Income Portfolio.........    85       136       181       279        25        76       131       279
    Van Kampen Enterprise Portfolio............    85       138       183       282        25        78       133       282
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio..................    85       138       183       284        25        78       133       284
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................    87       143       191       299        27        83       141       299
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class...    86       138       184       285        26        78       134       285

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage II Variable Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your

Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.
ALLIANCE VARIABLE PRODUCT SERIES FUND
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing      Alliance Capital Management
    Class B                      primarily in equity securities of a limited number
                                 of large, carefully selected, high quality U.S.
                                 companies that are judged likely to achieve
                                 superior earning momentum.
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund --        Seeks capital appreciation by investing primarily   Capital Research and Management
    Class 2                      in common stocks of companies located around the    Company
                                 world.
    Growth Fund -- Class 2       Seeks capital appreciation by investing primarily   Capital Research and Management
                                 in common stocks of companies that appear to offer  Company superior opportunities for growth and capital.
    Growth-Income Fund --        Seeks capital appreciation and income by investing  Capital Research and Management
    Class 2                      primarily in common stocks or other securities      Company
                                 which demonstrate the potential for appreciation
                                 and/or dividends.

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
    Franklin Small Cap Fund      Seeks long-term capital growth. The Fund seeks to   Franklin Advisers, Inc.
    Class 2                      accomplish its objective by investing primarily
                                 (normally at least 65% of its assets) in equity
                                 securities of smaller capitalization growth
                                 companies.
    Templeton International      Seeks long-term capital growth through a flexible   Templeton Investment Counsel,
    Securities Fund Class 2      policy of investing in stocks and debt obligations  Inc.
                                 of companies and governments outside the United
                                 States. Any income realized will be incidental.
GREENWICH STREET SERIES FUND
    Appreciation Portfolio       Seeks long term appreciation of capital by          Smith Barney Fund Management
                                 investing primarily in equity securities.           LLC ("SBFM")
    Diversified Strategic        Seeks high current income by investing primarily    SBFM
    Income Portfolio             in the following fixed income securities: U.S.      Subadviser: Smith Barney Global
                                 Government and mortgage-related securities,         Capital Management, Inc.
                                 foreign gov't bonds and corporate bonds rated
                                 below investment grade.
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500 Index.  Co. ("TIMCO")
    Fundamental Value Portfolio  Seeks long-term growth with current income as a     SBFM
                                 secondary objective.
JANUS ASPEN SERIES
    Aggressive Growth            Seeks long-term capital growth by investing         Janus Capital
    Portfolio -- Service Shares  primarily in common stocks selected for their growth potential, normally investing at least 50%
                                 in the equity assets of medium-sized companies.
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond            Seeks maximum total return, consistent with         Pacific Investment Management
    Portfolio -- Administrative  preservation of capital and prudent investment      Company
    Class                        management, by investing primarily in
                                 investment-grade debt securities.
PUTNAM VARIABLE TRUST
    Putnam VT International      Seeks capital appreciation by investing mostly in   Putnam Investment Management,
    Growth Fund -- Class IB      common stocks of companies outside the United       Inc. ("Putnam")
    Shares                       States.
    Putnam VT Small Cap Value    Seeks capital appreciation by investing mainly in   Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 value stocks.
    Putnam VT Voyager II         Seeks capital appreciation by investing mainly in   Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 growth stocks.
SALOMON BROTHERS VARIABLE SERIES
  FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through       Salomon Brothers Asset
                                 investments in common stocks which are believed to  Management ("SBAM")
                                 have above-average price appreciation potential
                                 and which may involve above average risk.
    Investors Fund               Seeks long-term growth of capital, and,             SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Small Cap Growth Fund        Seeks long-term growth of capital by investing      SBAM
                                 primarily in equity securities of companies with
                                 market capitalizations similar to that of
                                 companies included in the Russell 2000 Index.
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core  Seeks capital appreciation by investing primarily   SBFM
    Portfolio                    in U.S. common stocks and other equity securities
                                 typically of established companies with large
                                 market capitalization.
    Smith Barney Premier         Seeks long term growth of capital using a multi-    SBFM
    Selection All Cap Portfolio  manager approach investing in small, medium and large sized companies.

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing   Travelers Asset Management
    Portfolio+                   primarily (at least 65% of its total assets) in     International Company LLC
                                 the common stocks of U.S. Companies with            ("TAMIC")
                                 relatively small market capitalizations at the      Subadviser: TIMCO
                                 time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%   TAMIC
                                 in income-producing equity securities. The balance  Subadviser: Fidelity Management
                                 may be invested in all types of domestic and        & Research Co ("FMR")
                                 foreign securities, including bonds. The Portfolio
                                 seeks to achieve a yield that exceeds that of the
                                 securities comprising the S&P 500. The Subadviser
                                 also considers the potential for capital
                                 appreciation.
    Large Cap Portfolio          Seeks long-term growth of capital by investing      TAMIC
                                 primarily in equity securities of companies with    Subadviser: FMR
                                 large market capitalizations.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: Massachusetts
                                 securities, if any, is incidental to the MFS        Financial Services ("MFS")
                                 Portfolio's investment objective.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Strategic Stock Portfolio+   Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii) a
                                 subset of the S&P Industrial Index.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             Travelers Investment Adviser
    Portfolio                    principally in common stock, with emphasis on       ("TIA")
                                 medium-sized and smaller emerging growth            Subadviser: AIM Capital
                                 companies.                                          Management Inc.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income   TIA
                                 is only an incidental consideration. The Portfolio  Subadviser: Alliance Capital
                                 invests predominantly in equity securities of       Management L.P.
                                 companies with a favorable outlook for earnings
                                 and whose rate of growth is expected to exceed
                                 that of the U.S. economy over time.
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain              TIA
                                 above-average income (compared to a portfolio       Subadviser: MFS
                                 entirely invested in equity securities) consistent
                                 with the prudent employment of capital. Generally,
                                 at least 40% of the Portfolio's assets are
                                 invested in equity securities.
    Smith Barney Aggressive      Seeks capital appreciation by investing primarily   SBFM
    Growth Portfolio             in common stocks of companies that are
                                 experiencing, or have the potential to experience,
                                 growth of earnings, or that exceed the average
                                 earnings growth rate of companies whose securities
                                 are included in the S&P 500.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  SBFM
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.
    Smith Barney International   Seeks total return on assets from growth of         SBFM
    All Cap Growth Portfolio     capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SBFM
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SBFM
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
  (CONTINUED)
    Smith Barney Mid Cap Core    Seeks long-term growth of capital by investing      SBFM
    Portfolio                    primarily in equity securities of medium-sized
                                 companies with market capitalizations between $1
                                 billion and $5 billion at the time of investment.
    Smith Barney Money Market    Seeks maximum current income and preservation of    SBFM
    Portfolio                    capital.
    Travelers Managed Income     Seeks high current income consistent with prudent   TIA
    Portfolio                    risk of capital through investments in corporate    Subadviser: TAMIC
                                 debt obligations, preferred stocks, and
                                 obligations issued or guaranteed by the U.S.
                                 Government or its agencies or instrumentalities.
    Van Kampen Enterprise        Seeks capital appreciation through investment in    SBFM
    Portfolio                    securities believed to have above-average           Subadviser: Van Kampen Asset
                                 potential for capital appreciation. Any income      Management Inc.
                                 received on such securities is incidental to the
                                 objective of capital appreciation.
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio    Seeks capital appreciation by investing primarily   Van Kampen Asset Management
                                 in common stocks of companies considered to be      Inc.
                                 emerging growth companies.
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap       Seeks long-term capital growth by investing in      Citi Fund Management, Inc.
    Growth Opportunities         equity securities of U.S. companies with market
    Portfolio                    capitalizations below the top 1,000 stocks of the
                                 equity market. Under normal circumstances, at
                                 least 65% of the fund's total assets will be
                                 invested in such companies. Dividend income, if
                                 any, is incidental to this investment objective.
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio --   Seeks long-term capital appreciation by investing   FMR
    Service Class                primarily in common stocks of companies whose
                                 value the adviser believes is not fully recognized
                                 by the public.

+ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

Subject to shareholder approval, we anticipate the Disciplined Small Cap Stock Portfolio will be liquidated on or about October 26, 2001. On this date, liquidation proceeds will be used to purchase shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

Also subject to shareholder approval, we anticipate that the Strategic Stock Portfolio will merge into the Investors Fund of the Salomon Brothers Variable Series Fund Inc. on or about October 26, 2001. On this date, all shares of the Strategic Stock Portfolio will be exchanged for the number of shares of the Investors Fund that is equal in value at the time of the merger to the value of such shares in the Strategic Stock Portfolio.

When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Disciplined Small Cap Stock Portfolio and the Strategic Stock Portfolio are closed to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one on more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 6%
         4                                 5%
         5                                 5%
         6                                 4%
         7                                 3%
     8 and over                            0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any purchase payment to which no withdrawal charge applies, then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

        (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - under the Travelers Minimum Distribution Program;

     - if a lifetime annuity payout has begun;

     - if, after the first contract year, you elect annuity payments for a fixed period of at least five years; or

     - if amounts withdrawn under this contract are applied to other contract(s) issued by us or our affiliates (subject to our approval).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 15% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds;

        (2) after an annuity payout has begun, or

        (3) if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

E.S.P. CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your withdrawal request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or (3) election of spousal contract continuance ("death report date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     - the Standard Death Benefit

     - the Annual Step-Up Death Benefit

     - the Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

For all death benefits, we must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax, prior withdrawals and/or outstanding loans.

Note: If the owner dies before the annuitant, the death benefit is recalculated, replacing all references to "annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

------------------------------------------------------------------------------------------
           AGE ON CONTRACT DATE                               DEATH BENEFIT
------------------------------------------------------------------------------------------
  If annuitant was younger than age 76 on      - the contract value;
  the contract date, the death benefit will    - the total purchase payments made under
  be the greatest of                             the Contract; or
                                               - the Step-Up Value, if any, as described
                                                 below.
------------------------------------------------------------------------------------------
  If annuitant was age 76 through 80 on the    - the contract value; or
  contract date, the death benefit will be     - the total purchase payments made under
  the greater of                                 the Contract.
------------------------------------------------------------------------------------------
  If annuitant was age 81 or older on the      - the contract value
  contract date, the death benefit will be
------------------------------------------------------------------------------------------

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the annuitant's age on the contract date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh contract date anniversary (provided it is on or before the death report date). The initial Step-Up Value equals the contract value on that anniversary. Whenever a purchase payment is made, we will increase the Step-Up Value by the amount of that purchase payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant's 76th birthday and before the annuitant's death, if the contract value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the contract value on that date. If the Step-Up Value is greater than the contract value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the annuitant's 76th birthday will be those related to additional purchase payments or withdrawals as described below. If the death report date is before the seventh contract date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh contract date anniversary (provided it is before the death report date). The Step-Up Value will equal the contract value on that anniversary. Whenever a purchase payment is made, we will increase the Step-Up Value by the amount of that purchase payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh contract date anniversary will be those related to additional purchase payments or withdrawals as described below. If the death report date is before the seventh contract date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT

(not available when either the annuitant or owner is age 76 or older on the contract date)

------------------------------------------------------------------------------------------
                                                              DEATH BENEFIT
------------------------------------------------------------------------------------------
  The death benefit will be the greatest       - the contract value;
  of:                                          - the total purchase payments made under
                                                 this contract; or
                                               - the Step-Up Value, if any, as described
                                                 below.
------------------------------------------------------------------------------------------

ROLL-UP DEATH BENEFIT

(not available when either the annuitant or owner is age 76 or older on the contract date)

------------------------------------------------------------------------------------------
               AGE AT DEATH                                   DEATH BENEFIT
------------------------------------------------------------------------------------------
  If the annuitant dies before age 80, the     - the contract value
  death benefit will be the greatest of:       - the Roll-Up Death Benefit Value (as
                                                 described below); or
                                               - the Step-Up Value, if any, as described
                                                 below
------------------------------------------------------------------------------------------
  If the annuitant dies on or after age 80,    - the contract value
  the death benefit will be the greatest       - the Roll-Up Death Benefit Value (as
  of:                                            described below) on the annuitant's
                                                 80th birthday, plus any additional
                                                 purchase payments and minus any partial
                                                 surrender reductions (as described below)
                                                 that occur after the annuitant's 80th
                                                 birthday; or
                                               - the Step-Up Value, if any, as described
                                                 below
------------------------------------------------------------------------------------------

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the first purchase payment. Whenever you make an additional purchase payment, we will increase the Step-Up Value by the amount of that purchase payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the contract value on that date. If the Step-Up Value is greater than the contract value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the annuitant's 80th birthday will be those related to additional purchase payments or withdrawals as described below. If the death report date is before the first contract date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the contract date, the Roll-Up Death Benefit value is equal to the purchase payment. On each contract date anniversary, the Roll-Up Death Benefit value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit value as of the previous contract date anniversary

     b) is any purchase payment made during the previous contract year

     c) is any partial surrender reduction (as described below) during the previous contract year

On dates other than the contract date anniversary, the Roll-Up Death Benefit value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit value as of the previous contract date anniversary

     b) is any purchase payment made during the previous contract year

     c) is any partial surrender reduction (as described below) during the previous contract year

The maximum Roll-Up Death Benefit equals 200% of the difference between all purchase payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (standard, step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the surrender.

For example, assume your current contract value is $55,000. If your original Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

          50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

          50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.") (THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.) The Rider Effective Date is the date the rider is attached to and made part of the Contract. If you have selected the E.S.P., the total death benefit payable as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

     IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF:

     (1) 200% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or

     (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

     IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF:

     (1) 200% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or

     (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

The initial modified purchase payment is equal to the contract value as of the Rider Effective Date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the Rider Effective Date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY              UNLESS...                 MANDATORY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                         PAYOUT RULES
                                                                                                 APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Non-spousal Joint Owner (who    The surviving joint                                        Yes
 is not the annuitant)           owner.
--------------------------------------------------------------------------------------------------------------
 Non-spousal Joint Owner (who    The beneficiary (ies),     Unless the beneficiary is the   Yes
 is the annuitant)               or if none, to the         contract owner's spouse and
                                 surviving joint owner.     the spouse elects to continue
                                                            the contract.
                                                            Or, unless there is a
                                                            contingent annuitant, then
                                                            the contingent annuitant
                                                            becomes the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner.
--------------------------------------------------------------------------------------------------------------
 Spousal Joint Owner (who is     The surviving joint        Unless the spouse elects to     Yes
 not the annuitant)              owner.                     continue the contract.
--------------------------------------------------------------------------------------------------------------
 Spousal Joint Owner (who is     The beneficiary (ies),     Unless the spouse elects to     Yes
 the annuitant)                  or if none, to the         continue the contract.
                                 surviving joint owner.
                                                            A spouse who is not the
                                                            beneficiary may decline to
                                                            receive the proceeds or to
                                                            continue the contract and
                                                            instruct the company to pay
                                                            the beneficiary.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY              UNLESS...                  MANDATORY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                         PAYOUT RULES
                                                                                                 APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies),     Unless the beneficiary is the   Yes
 contract owner)                 or, if none, to the        contract owner's spouse and
                                 contract owner.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
                                                            Or, unless, there is a
                                                            contingent annuitant. Then,
                                                            the contingent annuitant
                                                            becomes the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    Yes
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NONQUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

If your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY              UNLESS...                  MANDATORY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                         PAYOUT RULES
                                                                                              APPLY (SEE *
                                                                                                 ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the later of the annuitant's 95th birthday or ten years after the effective date of the contract, if later.

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 95th birthday or to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. (Fixed Account Only). We will make periodic payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or the contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional death benefit should be treated as a taxable withdrawal, you should consult your tax advisor before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or the contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although Travelers regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax advisor prior to selecting any optional enhanced death benefit for an IRA.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

             TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                       PORTFOLIO NAME                         YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------

                                                              STANDARD    STEP-UP   ROLL-UP
                                                              --------    -------   -------
ALLIANCE VARIABLE PRODUCT SERIES FUND
  PREMIER GROWTH PORTFOLIO CLASS B (2/00)
  Unit Value at beginning of year...........................      1.127     1.127     1.127
  Unit Value at end of year.................................      0.926     0.925     0.924
  Number of units outstanding at end of year................    298,973   366,949    37,068
AMERICAN VARIABLE INSURANCE SERIES
  GLOBAL GROWTH FUND -- CLASS 2 (2/00)
  Unit Value at beginning of year...........................      1.211     1.211     1.210
  Unit Value at end of year.................................      0.970     0.969     0.967
  Number of units outstanding at end of year................    219,232   200,090    31,450
  GROWTH FUND -- CLASS 2 (2/00)
  Unit Value at beginning of year...........................      1.167     1.167     1.167
  Unit Value at end of year.................................      1.204     1.202     1.200
  Number of units outstanding at end of year................    139,836   256,201     9,891
  GROWTH-INCOME FUND -- CLASS 2 (2/00)
  Unit Value at beginning of year...........................      1.039     1.039     1.039
  Unit Value at end of year.................................      1.107     1.106     1.104
  Number of units outstanding at end of year................    197,664   137,847        --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  FRANKLIN SMALL CAP FUND CLASS 2 (2/00)
  Unit Value at beginning of year...........................      1.215     1.215     1.215
  Unit Value at end of year.................................      1.001     1.000     0.998
  Number of units outstanding at end of year................     64,153   121,667        --
TEMPLETON INTERNATIONAL SECURITIES FUND CLASS 2 (2/00)
  Unit Value at beginning of year...........................      1.115     1.115     1.114
  Unit Value at end of year.................................      1.074     1.073     1.071
  Number of units outstanding at end of year................     33,594    95,658    11,090
GREENWICH STREET SERIES FUND
  APPRECIATION PORTFOLIO (6/00)
  Unit Value at beginning of year...........................      1.044     1.044     1.044
  Unit Value at end of year.................................      1.026     1.025     1.024
  Number of units outstanding at end of year................    190,206    51,606        --
  DIVERSIFIED STRATEGIC INCOME PORTFOLIO (7/00)
  Unit Value at beginning of year...........................      0.999     0.999     0.999
  Unit Value at end of year.................................      1.014     1.013     1.011
  Number of units outstanding at end of year................     17,824   114,166        --
  EQUITY INDEX PORTFOLIO CLASS II (6/00)
  Unit Value at beginning of year...........................      1.067     1.067     1.067
  Unit Value at end of year.................................      0.955     0.954     0.952
  Number of units outstanding at end of year................     27,831    51,515     6,152
  TOTAL RETURN PORTFOLIO (6/00)*
  Unit Value at beginning of year...........................      1.037     1.037     1.037
  Unit Value at end of year.................................      1.234     1.232     1.230
  Number of units outstanding at end of year................    146,610    85,114    16,815
JANUS ASPEN SERIES
  AGGRESSIVE GROWTH PORTFOLIO -- SERVICE SHARES (5/00)
  Unit Value at beginning of year...........................      1.000     1.000     1.000
  Unit Value at end of year.................................      0.674     0.674     0.673
  Number of units outstanding at end of year................     57,556   369,120     6,578
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
  CAPITAL FUND (6/00)
  Unit Value at beginning of year...........................      1.033     1.033     1.033
  Unit Value at end of year.................................      1.205     1.204     1.202
  Number of units outstanding at end of year................     56,658    22,319        --

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

             TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                       PORTFOLIO NAME                         YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
                                                              STANDARD    STEP-UP   ROLL-UP
                                                              --------    -------   -------
  SMALL CAP GROWTH FUND (3/00)
  Unit Value at beginning of year...........................      1.141     1.141     1.141
  Unit Value at end of year.................................      1.315     1.314     1.312
  Number of units outstanding at end of year................         --     6,517        --
THE TRAVELERS SERIES TRUST
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (12/00)+
  Unit Value at beginning of year...........................      1.088     1.088     1.088
  Unit Value at end of year.................................      1.097     1.096     1.094
  Number of units outstanding at end of year................      4,836        --        --
  EQUITY INCOME PORTFOLIO (10/00)
  Unit Value at beginning of year...........................      1.013     1.013     1.013
  Unit Value at end of year.................................      1.092     1.090     1.089
  Number of units outstanding at end of year................     16,525    54,202        --
  LARGE CAP PORTFOLIO (6/00)
  Unit Value at beginning of year...........................      1.066     1.065     1.065
  Unit Value at end of year.................................      0.900     0.899     0.897
  Number of units outstanding at end of year................     60,766    77,498    16,886
  MFS EMERGING GROWTH PORTFOLIO (2/00)
  Unit Value at beginning of year...........................      1.433     1.433     1.432
  Unit Value at end of year.................................      1.130     1.128     1.126
  Number of units outstanding at end of year................     97,130   187,714    17,705
  MFS RESEARCH PORTFOLIO (6/00)
  Unit Value at beginning of year...........................      1.061     1.061     1.061
  Unit Value at end of year.................................      0.989     0.988     0.986
  Number of units outstanding at end of year................    101,243    93,590        --
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (6/00)
  Unit Value at beginning of year...........................      1.132     1.132     1.132
  Unit Value at end of year.................................      0.914     0.913     0.911
  Number of units outstanding at end of year................    202,439   501,860    37,107
  MFS TOTAL RETURN PORTFOLIO (7/00)
  Unit Value at beginning of year...........................      0.999     0.999     0.999
  Unit Value at end of year.................................      1.150     1.149     1.147
  Number of units outstanding at end of year................    202,359   147,036        --
  SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (3/00)
  Unit Value at beginning of year...........................      1.210     1.210     1.209
  Unit Value at end of year.................................      1.382     1.381     1.378
  Number of units outstanding at end of year................    164,358   863,349     4,445
  SMITH BARNEY HIGH INCOME PORTFOLIO (8/00)
  Unit Value at beginning of year...........................      1.016     1.016     1.016
  Unit Value at end of year.................................      0.922     0.921     0.920
  Number of units outstanding at end of year................      1,807   208,981        --
  SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (3/00)*
  Unit Value at beginning of year...........................      1.207     1.206     1.206
  Unit Value at end of year.................................      0.908     0.907     0.905
  Number of units outstanding at end of year................     47,399    95,590        --
  SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO (2/00)
  Unit Value at beginning of year...........................      1.090     1.090     1.090
  Unit Value at end of year.................................      1.001     1.000     0.998
  Number of units outstanding at end of year................    282,561   309,116    16,933
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO (6/00)
  Unit Value at beginning of year...........................      0.964     0.964     0.964
  Unit Value at end of year.................................      1.076     1.075     1.073
  Number of units outstanding at end of year................    314,048   185,910        --

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

             TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                       PORTFOLIO NAME                         YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
                                                              STANDARD    STEP-UP   ROLL-UP
                                                              --------    -------   -------
  SMITH BARNEY MID CAP PORTFOLIO (4/00)*
  Unit Value at beginning of year...........................      1.172     1.171     1.171
  Unit Value at end of year.................................      1.364     1.362     1.360
  Number of units outstanding at end of year................     64,859   110,509    11,658
  SMITH BARNEY MONEY MARKET PORTFOLIO (2/00)
  Unit Value at beginning of year...........................      1.006     1.006     1.005
  Unit Value at end of year.................................      1.053     1.052     1.050
  Number of units outstanding at end of year................     64,613   511,377        --
  TRAVELERS MANAGED INCOME PORTFOLIO (7/00)
  Unit Value at beginning of year...........................      0.994     0.994     0.994
  Unit Value at end of year.................................      1.059     1.057     1.056
  Number of units outstanding at end of year................     29,625   137,038        --
  VAN KAMPEN ENTERPRISE PORTFOLIO (4/00)
  Unit Value at beginning of year...........................      1.145     1.145     1.144
  Unit Value at end of year.................................      0.964     0.963     0.962
  Number of units outstanding at end of year................     39,955    76,229    16,759
VAN KAMPEN LIFE INVESTMENT TRUST
  EMERGING GROWTH PORTFOLIO (2/00)
  Unit Value at beginning of year...........................      1.345     1.344     1.344
  Unit Value at end of year.................................      1.193     1.191     1.189
  Number of units outstanding at end of year................    115,899   272,783     8,492
VARIABLE INSURANCE PRODUCTS FUND II
  CONTRAFUND PORTFOLIO -- SERVICE CLASS (5/00)
  Unit Value at beginning of year...........................      1.138     1.138     1.138
  Unit Value at end of year.................................      1.048     1.047     1.045
  Number of units outstanding at end of year................     22,930   169,553     5,854

The financial statements of Separate Account Nine and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI. The date indicated next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funds not listed had no amounts allocated to them or were not yet available as of December 31, 2000.

* Fund's name has changed. Refer to prospectus for new name.

+ No longer available to new contract owners.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                    PERIOD FROM OCTOBER 14, 1999
          PORTFOLIO NAME                  YEAR ENDED DECEMBER 31, 2000         (EFFECTIVE DATE) TO DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------
                                     STANDARD        STEP-UP        ROLL-UP     STANDARD       STEP-UP       ROLL-UP
                                     --------        -------        -------     --------       -------       -------
ALLIANCE VARIABLE PRODUCT SERIES
  FUND
  PREMIER GROWTH PORTFOLIO CLASS B
    (11/99)
  Unit Value at beginning of
    year...........................      1.127          1.127          1.127       1.000         1.000         1.000
  Unit Value at end of year........      0.926          0.925          0.924       1.127         1.127         1.127
  Number of units outstanding at
    end of year....................  4,292,514      4,449,229      1,121,509      98,377       314,797        99,866
AMERICAN VARIABLE INSURANCE SERIES
  GLOBAL GROWTH FUND -- CLASS 2
    (11/99)
  Unit Value at beginning of
    year...........................      1.211          1.211          1.210       1.000         1.000         1.000
  Unit Value at end of year........      0.970          0.969          0.967       1.211         1.211         1.210
  Number of units outstanding at
    end of year....................  3,249,644      3,140,876        894,278     123,540       316,138        45,911
  GROWTH FUND -- CLASS 2 (11/99)
  Unit Value at beginning of
    year...........................      1.167          1.167          1.167       1.000         1.000         1.000
  Unit Value at end of year........      1.204          1.202          1.200       1.167         1.167         1.167
  Number of units outstanding at
    end of year....................  6,160,677      4,692,324      2,103,315   1,134,441       477,335       131,798
  GROWTH-INCOME FUND -- CLASS 2
    (11/99)
  Unit Value at beginning of
    year...........................      1.039          1.039          1.039       1.000         1.000         1.000
  Unit Value at end of year........      1.107          1.106          1.104       1.039         1.039         1.039
  Number of units outstanding at
    end of year....................  4,257,325      2,375,657        898,869      46,596       174,106       303,426
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  FRANKLIN SMALL CAP INVESTMENTS
    FUND CLASS 2 (11/99)
  Unit Value at beginning of
    year...........................      1.215          1.215          1.215       1.000         1.000         1.000
  Unit Value at end of year........      1.001          1.000          0.998       1.215         1.215         1.215
  Number of units outstanding at
    end of year....................  1,777,941      1,131,242        613,514     549,437       167,294       113,599
  TEMPLETON INTERNATIONAL
    SECURITIES FUND CLASS 2 (11/99)
  Unit Value at beginning of
    year...........................      1.115          1.115          1.114       1.000         1.000         1.000
  Unit Value at end of year........      1.074          1.073          1.071       1.115         1.115         1.114
  Number of units outstanding at
    end of year....................  1,545,764        720,927        417,144      53,095       121,036        68,217
GREENWICH STREET SERIES FUND
  APPRECIATION PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.044          1.044          1.044       1.000         1.000         1.000
  Unit Value at end of year........      1.026          1.025          1.024       1.044         1.044         1.044
  Number of units outstanding at
    end of year....................    941,763        917,507        442,561      84,121        31,957        38,295
  DIVERSIFIED STRATEGIC INCOME
    PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      0.999          0.999          0.999       1.000         1.000         1.000
  Unit Value at end of year........      1.014          1.013          1.011       0.999         0.999         0.999
  Number of units outstanding at
    end of year....................  1,438,172        601,613        204,937     341,104       137,491        15,447

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                    PERIOD FROM OCTOBER 14, 1999
          PORTFOLIO NAME                  YEAR ENDED DECEMBER 31, 2000         (EFFECTIVE DATE) TO DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------
                                     STANDARD        STEP-UP        ROLL-UP     STANDARD       STEP-UP       ROLL-UP
                                     --------        -------        -------     --------       -------       -------
  EQUITY INDEX PORTFOLIO CLASS II
    (11/99)
  Unit Value at beginning of
    year...........................      1.067          1.067          1.067       1.000         1.000         1.000
  Unit Value at end of year........      0.955          0.954          0.952       1.067         1.067         1.067
  Number of units outstanding at
    end of year....................  1,086,756        613,674        212,335     348,286        55,283         9,761
  TOTAL RETURN PORTFOLIO (12/99)*
  Unit Value at beginning of
    year...........................      1.037          1.037          1.037       1.000         1.000         1.000
  Unit Value at end of year........      1.234          1.232          1.230       1.037         1.037         1.037
  Number of units outstanding at
    end of year....................    948,161      1,579,098        363,590      12,938         2,425         2,903
JANUS ASPEN SERIES
  AGGRESSIVE GROWTH PORTFOLIO --
    SERVICE SHARES (5/00)
  Unit Value at beginning of
    year...........................      1.000          1.000          1.000
  Unit Value at end of year........      0.674          0.674          0.673
  Number of units outstanding at
    end of year....................  1,701,726      2,007,540        393,620
SALOMON BROTHERS VARIABLE SERIES
  FUND, INC.
  CAPITAL FUND (11/99)
  Unit Value at beginning of
    year...........................      1.033          1.033          1.033       1.000         1.000         1.000
  Unit Value at end of year........      1.205          1.204          1.202       1.033         1.033         1.033
  Number of units outstanding at
    end of year....................    507,525      1,028,179        143,927      20,279        78,169         1,992
  INVESTORS FUND (11/99)
  Unit Value at beginning of
    year...........................      1.029          1.029          1.029       1.000         1.000         1.000
  Unit Value at end of year........      1.171          1.170          1.168       1.029         1.029         1.029
  Number of units outstanding at
    end of year....................    217,210        428,890        114,195      10,159        19,926        28,784
  SMALL CAP GROWTH FUND (11/99)
  Unit Value at beginning of
    year...........................      1.141          1.141          1.141       1.000         1.000         1.000
  Unit Value at end of year........      1.315          1.314          1.312       1.141         1.141         1.141
  Number of units outstanding at
    end of year....................    266,300        439,008        152,125      35,132        61,393            --
THE TRAVELERS SERIES TRUST
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/99)+
  Unit Value at beginning of
    year...........................      1.088          1.088          1.088       1.000         1.000         1.000
  Unit Value at end of year........      1.097          1.096          1.094       1.088         1.088         1.088
  Number of units outstanding at
    end of year....................    137,142         39,558         19,899      24,556            --            --
  EQUITY INCOME PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.013          1.013          1.013       1.000         1.000         1.000
  Unit Value at end of year........      1.092          1.090          1.089       1.013         1.013         1.013
  Number of units outstanding at
    end of year....................    562,015        573,343        136,422      19,805        10,535            --
  LARGE CAP PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.066          1.065          1.065       1.000         1.000         1.000
  Unit Value at end of year........      0.900          0.899          0.897       1.066         1.065         1.065
  Number of units outstanding at
    end of year....................  1,406,663        894,807        278,920     559,758       157,286         1,681

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                    PERIOD FROM OCTOBER 14, 1999
          PORTFOLIO NAME                  YEAR ENDED DECEMBER 31, 2000         (EFFECTIVE DATE) TO DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------
                                     STANDARD        STEP-UP        ROLL-UP     STANDARD       STEP-UP       ROLL-UP
                                     --------        -------        -------     --------       -------       -------
  MFS EMERGING GROWTH PORTFOLIO
    (11/99)
  Unit Value at beginning of
    year...........................      1.433          1.433          1.432       1.000         1.000         1.000
  Unit Value at end of year........      1.130          1.128          1.126       1.433         1.433         1.432
  Number of units outstanding at
    end of year....................  3,648,186      1,897,890        572,200     857,752       266,524        15,369
  MFS RESEARCH PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.061          1.061          1.061       1.000         1.000         1.000
  Unit Value at end of year........      0.989          0.988          0.986       1.061         1.061         1.061
  Number of units outstanding at
    end of year....................    745,992        758,310        209,499      54,286        16,748         5,622
  STRATEGIC STOCK PORTFOLIO
    (11/99)+
  Unit Value at beginning of
    year...........................      0.989          0.989          0.988       1.000         1.000         1.000
  Unit Value at end of year........      1.076          1.075          1.073       0.989         0.989         0.988
  Number of units outstanding at
    end of year....................    192,677         85,437         10,345      29,465            --           796
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.132          1.132          1.132       1.000         1.000         1.000
  Unit Value at end of year........      0.914          0.913          0.911       1.132         1.132         1.132
  Number of units outstanding at
    end of year....................  5,313,349      2,951,007      1,230,540     774,589       468,390       108,285
  MFS TOTAL RETURN PORTFOLIO
    (11/99)
  Unit Value at beginning of
    year...........................      0.999          0.999          0.999       1.000         1.000         1.000
  Unit Value at end of year........      1.150          1.149          1.147       0.999         0.999         0.999
  Number of units outstanding at
    end of year....................  1,871,925      1,522,221        850,618     340,973        99,074           442
  SMITH BARNEY AGGRESSIVE GROWTH
    PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.210          1.210          1.209       1.000         1.000         1.000
  Unit Value at end of year........      1.382          1.381          1.378       1.210         1.210         1.209
  Number of units outstanding at
    end of year....................  3,182,828      3,423,104      1,521,381      74,420       302,417       237,187
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.016          1.016          1.016       1.000         1.000         1.000
  Unit Value at end of year........      0.922          0.921          0.920       1.016         1.016         1.016
  Number of units outstanding at
    end of year....................    746,254        595,882        760,503      83,518        67,445       113,822
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (11/99)*
  Unit Value at beginning of
    year...........................      1.207          1.206          1.206       1.000         1.000         1.000
  Unit Value at end of year........      0.908          0.907          0.905       1.207         1.206         1.206
  Number of units outstanding at
    end of year....................  1,959,090      1,570,421        412,850      69,739       153,407        31,135
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.090          1.090          1.090       1.000         1.000         1.000
  Unit Value at end of year........      1.001          1.000          0.998       1.090         1.090         1.090
  Number of units outstanding at
    end of year....................  4,125,697      3,224,751      1,993,825     241,754       175,985       110,096

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                    PERIOD FROM OCTOBER 14, 1999
          PORTFOLIO NAME                  YEAR ENDED DECEMBER 31, 2000         (EFFECTIVE DATE) TO DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------
                                     STANDARD        STEP-UP        ROLL-UP     STANDARD       STEP-UP       ROLL-UP
                                     --------        -------        -------     --------       -------       -------
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      0.964          0.964          0.964       1.000         1.000         1.000
  Unit Value at end of year........      1.076          1.075          1.073       0.964         0.964         0.964
  Number of units outstanding at
    end of year....................  1,620,470      1,111,897        692,437      99,981        93,179       107,886
  SMITH BARNEY MID CAP PORTFOLIO
    (11/99)*
  Unit Value at beginning of
    year...........................      1.172          1.171          1.171       1.000         1.000         1.000
  Unit Value at end of year........      1.364          1.362          1.360       1.172         1.171         1.171
  Number of units outstanding at
    end of year....................  1,154,540      1,266,015        602,754      26,517        49,546        19,386
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.006          1.006          1.005       1.000         1.000         1.000
  Unit Value at end of year........      1.053          1.052          1.050       1.006         1.006         1.005
  Number of units outstanding at
    end of year....................  2,727,512        922,050        178,779      25,456       750,776        50,000
  TRAVELERS MANAGED INCOME
    PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      0.994          0.994          0.994       1.000         1.000         1.000
  Unit Value at end of year........      1.059          1.057          1.056       0.994         0.994         0.994
  Number of units outstanding at
    end of year....................    598,018        555,087        104,706       2,445       150,289         2,457
  VAN KAMPEN ENTERPRISE PORTFOLIO
    (11/99)
  Unit Value at beginning of
    year...........................      1.145          1.145          1.144       1.000         1.000         1.000
  Unit Value at end of year........      0.964          0.963          0.962       1.145         1.145         1.144
  Number of units outstanding at
    end of year....................  1,841,630        938,728        839,108     168,261         3,784         3,773
VAN KAMPEN LIFE INVESTMENT TRUST
  EMERGING GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of
    year...........................      1.345          1.344          1.344       1.000         1.000         1.000
  Unit Value at end of year........      1.193          1.191          1.189       1.345         1.344         1.344
  Number of units outstanding at
    end of year....................  4,177,551      3,409,800        895,350     148,853       237,085       116,490
VARIABLE INSURANCE PRODUCTS FUND II
  CONTRAFUND PORTFOLIO -- SERVICE
    CLASS (11/99)
  Unit Value at beginning of
    year...........................      1.138          1.138          1.138       1.000         1.000         1.000
  Unit Value at end of year........      1.048          1.047          1.045       1.138         1.138         1.138
  Number of units outstanding at
    end of year....................    866,413      1,784,874        243,383      68,187       151,914           700

The date shown next to the name of each funding option is the date money first came into the funding option through the Separate Account. The financial statements of Separate Account Ten and the financial statements of The Travelers Life and Annuity Company are contained in the SAI. Any funds not listed above were not yet available as of December 31, 2000.

* Fund's name has changed. Refer to prospectus for new name.

+ No longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account,plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:

--------------------------------------------------------------------------------

Address:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-20668                                                       September 24, 2001

                                            SEPTEMBER 24, 2001 SUPPLEMENT TO THE
                                                    TRAVELERS VINTAGE II ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001



The following sections of the prospectus are amended by adding the following language:

WHAT COMPANY WILL ISSUE MY CONTRACT?  (Summary)

Add the following language:

              You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?  (Summary)

            If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

ARE THERE ANY ADDITIONAL FEATURES? (Summary)

            - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on your contract earnings.

FEE TABLE

The following ANNUAL SEPARATE ACCOUNT CHARGES are added to the fee table:

WITH E.S.P. SELECTED:

STANDARD DEATH BENEFIT :                      STEP-UP DEATH BENEFIT :                      ROLL-UP DEATH BENEFIT:
Mortality & Expense Risk Charge...1.15%       Mortality & Expense Risk Charge..1.25%       Mortality & Expense Risk Charge...1.40%
Administrative Expense Charge.....0.15%       Administrative Expense Charge....0.15%       Administrative Expense Charge.... 0.15%
E.S.P. Charge.....................0.20%       E.S.P. Charge....................0.20%       E.S.P. Charge.....................0.20%
                                  -----                                        -----                                         -----

Total Separate Account Charges:...1.50%       Total Separate Account Charges:..1.60%       Total Separate Account Charges:...1.75%

The following expense examples are added to the end of the Fee Table.



EXAMPLE:  STANDARD DEATH BENEFIT WITH E.S.P.
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the Standard Death Benefit with the E.S.P. option selected:

                                                                If Contract is surrendered at the
                                                                      end of period shown:
                                                      ------------------------------------------------------
FUNDING OPTION                                          1 YEAR       3 YEARS        5YEARS       10 YEARS
----------------------------------------------------- ------------ ------------- ------------- -------------
AIM VARIABLE INSURANCE FUNDS, INC.
       AIM V.I. Value Fund                              84            133           175          269
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
       Premier Growth Portfolio - Class B               88            147           198          314
AMERICAN VARIABLE INSURANCE SERIES
       Global Growth Fund - Class 2                     85            137           181          280
       Growth Fund - Class 2                            82            127           165          247
       Growth-Income Fund - Class 2                     81            126           163          244
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
       Franklin Small Cap Fund - Class 2                86            139           184          286
       Templeton International Securities Fund -
       Class 2                                          87            142           189          296
GREENWICH STREET SERIES FUND
       Appreciation Portfolio                           83            132           172          262
       Diversified Strategic Income Portfolio           83            132           172          262
       Equity Index Portfolio - Class II Shares         80            123           158          234
       Fundamental Value Portfolio                      83            132           173          263
JANUS ASPEN SERIES
       Aggressive Growth Portfolio - Service
       Shares                                           85            136           180          277
PIMCO VARIABLE INSURANCE TRUST
       Total Return Bond Portfolio - Administrative
         Class                                          82            128           166          249
PUTNAM VARIABLE TRUST
       Putnam VT International Growth Fund -
       Class IB Shares                                  87            144           193          303
       Putnam VT Small Cap Value Fund - Class IB
       Shares                                           89            149           201          318
       Putnam VT Voyager II Fund - Class IB Shares      88            146           196          309
SALOMON BROTHERS VARIABLE SERIES FUND INC.
       Capital Fund                                     85            138           183          284
       Investors Fund                                   85            135           179          276
       Small Cap Growth Fund                            90            153           208          333
SMITH BARNEY INVESTMENT SERIES
       Smith Barney Large Cap Core Portfolio            85            137           181          280
       Smith Barney Premier Selection All Cap
       Growth Portfolio                                 85            137           181          280
THE TRAVELERS SERIES TRUST
       Disciplined Small Cap Stock Portfolio+           85            138           183          284
       Equity Income Portfolio                          84            133           174          266
       Large Cap Portfolio                              84            133           174          266
       MFS Emerging Growth Portfolio                    84            134           176          271
       MFS Research Portfolio                           85            136           180          277
       Strategic Stock Portfolio+                       84            135           178          275
TRAVELERS SERIES FUND INC.
       AIM Capital Appreciation Portfolio               84            133           175          268
       Alliance Growth Portfolio                        84            132           174          265
       MFS Total Return Portfolio                       84            133           175          269
       Smith Barney Aggressive Growth Portfolio         85            138           183          283
       Smith Barney High Income Portfolio               82            128           166          250
       Smith Barney International All Cap Growth
       Portfolio                                        85            138           183          282
       Smith Barney Large Cap Value Portfolio           82            128           166          250
       Smith Barney Large Capitalization Growth
       Portfolio                                        83            131           172          261
       Smith Barney Mid Cap Core Portfolio              85            137           181          280
       Smith Barney Money Market Portfolio              81            124           160          237
       Travelers Managed Income Portfolio               82            129           168          253
       Van Kampen Enterprise Portfolio                  83            130           170          257
VAN KAMPEN LIFE INVESTMENT TRUST
       Emerging Growth Portfolio                        83            131           171          259
VARIABLE ANNUITY PORTFOLIOS
       Smith Barney Small Cap Growth
       Opportunities Portfolio                          84            135           178          275
VARIABLE INSURANCE PRODUCTS FUND II
       Contrafund(R) Portfolio - Service Class          83            131           171          260
                                                               If Contract is NOT Surrendered or
                                                             annuitized at end of period shown **:
                                                      -----------------------------------------------------
FUNDING OPTION                                          1 YEAR       3 YEARS       5 YEARS      10 YEARS
----------------------------------------------------- ------------ ------------- ------------- ------------
AIM VARIABLE INSURANCE FUNDS, INC.
       AIM V.I. Value Fund                              24            73           125           269
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
       Premier Growth Portfolio - Class B               28            87           148           314
AMERICAN VARIABLE INSURANCE SERIES
       Global Growth Fund - Class 2                     25            77           131           280
       Growth Fund - Class 2                            22            67           115           247
       Growth-Income Fund - Class 2                     21            66           113           244
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
       Franklin Small Cap Fund - Class 2                26            79           134           286
       Templeton International Securities Fund -
       Class 2                                          27            82           139           296
GREENWICH STREET SERIES FUND
       Appreciation Portfolio                           23            72           122           262
       Diversified Strategic Income Portfolio           23            72           122           262
       Equity Index Portfolio - Class II Shares         20            63           108           234
       Fundamental Value Portfolio                      23            72           123           263
JANUS ASPEN SERIES
       Aggressive Growth Portfolio - Service
       Shares                                           25            76           130           277
PIMCO VARIABLE INSURANCE TRUST
       Total Return Bond Portfolio - Administrative
         Class                                          22            68           116           249
PUTNAM VARIABLE TRUST
       Putnam VT International Growth Fund -
       Class IB Shares                                  27            84           143           303
       Putnam VT Small Cap Value Fund - Class IB
       Shares                                           29            89           151           318
       Putnam VT Voyager II Fund - Class IB Shares      28            86           146           309
SALOMON BROTHERS VARIABLE SERIES FUND INC.
       Capital Fund                                     25            78           133           284
       Investors Fund                                   25            75           129           276
       Small Cap Growth Fund                            30            93           158           333
SMITH BARNEY INVESTMENT SERIES
       Smith Barney Large Cap Core Portfolio            25            77           131           280
       Smith Barney Premier Selection All Cap
       Growth Portfolio                                 25            77           131           280
THE TRAVELERS SERIES TRUST
       Disciplined Small Cap Stock Portfolio+           25            78           133           284
       Equity Income Portfolio                          24            73           124           266
       Large Cap Portfolio                              24            73           124           266
       MFS Emerging Growth Portfolio                    24            74           126           271
       MFS Research Portfolio                           25            76           130           277
       Strategic Stock Portfolio+                       24            75           128           275
TRAVELERS SERIES FUND INC.
       AIM Capital Appreciation Portfolio               24            73           125           268
       Alliance Growth Portfolio                        24            72           124           265
       MFS Total Return Portfolio                       24            73           125           269
       Smith Barney Aggressive Growth Portfolio         25            78           133           283
       Smith Barney High Income Portfolio               22            68           116           250
       Smith Barney International All Cap Growth
       Portfolio                                        25            78           133           282
       Smith Barney Large Cap Value Portfolio           22            68           116           250
       Smith Barney Large Capitalization Growth
       Portfolio                                        23            71           122           261
       Smith Barney Mid Cap Core Portfolio              25            77           131           280
       Smith Barney Money Market Portfolio              21            64           110           237
       Travelers Managed Income Portfolio               22            69           118           253
       Van Kampen Enterprise Portfolio                  23            70           120           257
VAN KAMPEN LIFE INVESTMENT TRUST
       Emerging Growth Portfolio                        23            71           121           259
VARIABLE ANNUITY PORTFOLIOS
       Smith Barney Small Cap Growth
       Opportunities Portfolio                          24            75           128           275
VARIABLE INSURANCE PRODUCTS FUND II
       Contrafund(R) Portfolio - Service Class          23            71           121           260

 + No longer available to new contract owners.

EXAMPLE: STEP-UP DEATH BENEFIT WITH E.S.P.
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the Step-Up Death Benefit with the E.S.P. option selected:



                                                                If Contract is surrendered at the
                                                                      end of period shown:
                                                      ------------------------------------------------------
FUNDING OPTION                                          1 YEAR       3 YEARS        5YEARS       10 YEARS
----------------------------------------------------- ------------ ------------- ------------- -------------
AIM VARIABLE INSURANCE FUNDS, INC.
       AIM V.I. Value Fund                              85            136           181          279
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
       Premier Growth Portfolio - Class B               89            150           203          323
AMERICAN VARIABLE INSURANCE SERIES
       Global Growth Fund - Class 2                     86            140           186          289
       Growth Fund - Class 2                            83            130           170          257
       Growth-Income Fund - Class 2                     82            129           168          254
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
       Franklin Small Cap Fund - Class 2                87            142           189          296
       Templeton International Securities Fund -
       Class 2                                          88            145           194          306
GREENWICH STREET SERIES FUND
       Appreciation Portfolio                           84            135           177          273
       Diversified Strategic Income Portfolio           84            135           177          273
       Equity Index Portfolio - Class II Shares         81            126           163          244
       Fundamental Value Portfolio                      84            135           178          274
JANUS ASPEN SERIES
       Aggressive Growth Portfolio - Service
       Shares                                           86            139           184          286
PIMCO VARIABLE INSURANCE TRUST
       Total Return Bond Portfolio - Administrative
         Class                                          83            131           171          259
PUTNAM VARIABLE TRUST
       Putnam VT International Growth Fund -
       Class IB Shares                                  88            147           198          313
       Putnam VT Small Cap Value Fund - Class IB
       Shares                                           90            152           206          328
       Putnam VT Voyager II Fund - Class IB Shares      89            149           201          318
SALOMON BROTHERS VARIABLE SERIES FUND INC.
       Capital Fund                                     86            141           188          294
       Investors Fund                                   86            138           184          285
       Small Cap Growth Fund                            91            156           213          342
SMITH BARNEY INVESTMENT SERIES
       Smith Barney Large Cap Core Portfolio            86            140           186          289
       Smith Barney Premier Selection All Cap
       Growth Portfolio                                 86            140           186          289
THE TRAVELERS SERIES TRUST
       Disciplined Small Cap Stock Portfolio+           86            141           188          294
       Equity Income Portfolio                          85            136           180          277
       Large Cap Portfolio                              85            136           180          277
       MFS Emerging Growth Portfolio                    85            137           182          281
       MFS Research Portfolio                           86            139           184          286
       Strategic Stock Portfolio+                       85            138           183          284
TRAVELERS SERIES FUND INC.
       AIM Capital Appreciation Portfolio               85            136           180          278
       Alliance Growth Portfolio                        85            135           179          276
       MFS Total Return Portfolio                       85            136           181          279
       Smith Barney Aggressive Growth Portfolio         86            141           188          293
       Smith Barney High Income Portfolio               83            131           171          260
       Smith Barney International All Cap Growth
       Portfolio                                        86            141           187          292
       Smith Barney Large Cap Value Portfolio           83            131           171          260
       Smith Barney Large Capitalization Growth
       Portfolio                                        84            134           177          272
       Smith Barney Mid Cap Core Portfolio              86            140           186          289
       Smith Barney Money Market Portfolio              82            127           165          247
       Travelers Managed Income Portfolio               83            132           173          263
       Van Kampen Enterprise Portfolio                  84            133           175          268
VAN KAMPEN LIFE INVESTMENT TRUST
       Emerging Growth Portfolio                        84            134           176          270
VARIABLE ANNUITY PORTFOLIOS
       Smith Barney Small Cap Growth
       Opportunities Portfolio                          85            138           183          284
VARIABLE INSURANCE PRODUCTS FUND II
       Contrafund(R) Portfolio - Service Class          84            134           176          271
                                                               If Contract is NOT Surrendered or
                                                             annuitized at end of period shown **:
                                                      -----------------------------------------------------
FUNDING OPTION                                          1 YEAR       3 YEARS       5 YEARS      10 YEARS
----------------------------------------------------- ------------ ------------- ------------- ------------
AIM VARIABLE INSURANCE FUNDS, INC.
       AIM V.I. Value Fund                              25            76           131           279
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
       Premier Growth Portfolio - Class B               29            90           153           323
AMERICAN VARIABLE INSURANCE SERIES
       Global Growth Fund - Class 2                     26            80           136           289
       Growth Fund - Class 2                            23            70           120           257
       Growth-Income Fund - Class 2                     22            69           118           254
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
       Franklin Small Cap Fund - Class 2                27            82           139           296
       Templeton International Securities Fund -
       Class 2                                          28            85           144           306
GREENWICH STREET SERIES FUND
       Appreciation Portfolio                           24            75           127           273
       Diversified Strategic Income Portfolio           24            75           127           273
       Equity Index Portfolio - Class II Shares         21            66           113           244
       Fundamental Value Portfolio                      24            75           128           274
JANUS ASPEN SERIES
       Aggressive Growth Portfolio - Service
       Shares                                           26            79           134           286
PIMCO VARIABLE INSURANCE TRUST
       Total Return Bond Portfolio - Administrative
         Class                                          23            71           121           259
PUTNAM VARIABLE TRUST
       Putnam VT International Growth Fund -
       Class IB Shares                                  28            87           148           313
       Putnam VT Small Cap Value Fund - Class IB
       Shares                                           30            92           156           328
       Putnam VT Voyager II Fund - Class IB Shares      29            89           151           318
SALOMON BROTHERS VARIABLE SERIES FUND INC.
       Capital Fund                                     26            81           138           294
       Investors Fund                                   26            78           134           285
       Small Cap Growth Fund                            31            96           163           342
SMITH BARNEY INVESTMENT SERIES
       Smith Barney Large Cap Core Portfolio            26            80           136           289
       Smith Barney Premier Selection All Cap
       Growth Portfolio                                 26            80           136           289
THE TRAVELERS SERIES TRUST
       Disciplined Small Cap Stock Portfolio+           26            81           138           294
       Equity Income Portfolio                          25            76           130           277
       Large Cap Portfolio                              25            76           130           277
       MFS Emerging Growth Portfolio                    25            77           132           281
       MFS Research Portfolio                           26            79           134           286
       Strategic Stock Portfolio+                       25            78           133           284
TRAVELERS SERIES FUND INC.
       AIM Capital Appreciation Portfolio               25            76           130           278
       Alliance Growth Portfolio                        25            75           129           276
       MFS Total Return Portfolio                       25            76           131           279
       Smith Barney Aggressive Growth Portfolio         26            81           138           293
       Smith Barney High Income Portfolio               23            71           121           260
       Smith Barney International All Cap Growth
       Portfolio                                        26            81           137           292
       Smith Barney Large Cap Value Portfolio           23            71           121           260
       Smith Barney Large Capitalization Growth
       Portfolio                                        24            74           127           272
       Smith Barney Mid Cap Core Portfolio              26            80           136           289
       Smith Barney Money Market Portfolio              22            67           115           247
       Travelers Managed Income Portfolio               23            72           123           263
       Van Kampen Enterprise Portfolio                  24            73           125           268
VAN KAMPEN LIFE INVESTMENT TRUST
       Emerging Growth Portfolio                        24            74           126           270
VARIABLE ANNUITY PORTFOLIOS
       Smith Barney Small Cap Growth
       Opportunities Portfolio                          25            78           133           284
VARIABLE INSURANCE PRODUCTS FUND II
       Contrafund(R) Portfolio - Service Class          24            74           126           271

+ No longer available to new contract owners.

EXAMPLE: ROLL-UP DEATH BENEFIT WITH E.S.P.



You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Roll-Up Death Benefit with the E.S.P. option selected:

                                                                If Contract is surrendered at the
                                                                      end of period shown:
                                                      ------------------------------------------------------
FUNDING OPTION                                          1 YEAR       3 YEARS        5YEARS       10 YEARS
----------------------------------------------------- ------------ ------------- ------------- -------------
AIM VARIABLE INSURANCE FUNDS, INC.
       AIM V.I. Value Fund                              86            141           188          293
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
       Premier Growth Portfolio - Class B               91            154           211          337
AMERICAN VARIABLE INSURANCE SERIES
       Global Growth Fund - Class 2                     87            144           193          304
       Growth Fund - Class 2                            84            135           177          273
       Growth-Income Fund - Class 2                     84            134           176          270
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
       Franklin Small Cap Fund - Class 2                88            146           197          311
       Templeton International Securities Fund -
       Class 2                                          89            149           202          320
GREENWICH STREET SERIES FUND
       Appreciation Portfolio                           86            139           185          287
       Diversified Strategic Income Portfolio           86            139           185          287
       Equity Index Portfolio - Class II Shares         83            131           171          259
       Fundamental Value Portfolio                      86            139           185          288
JANUS ASPEN SERIES
       Aggressive Growth Portfolio - Service
       Shares                                           87            143           192          301
PIMCO VARIABLE INSURANCE TRUST
       Total Return Bond Portfolio - Administrative
         Class                                          84            135           178          275
PUTNAM VARIABLE TRUST
       Putnam VT International Growth Fund -
       Class IB Shares                                  90            151           205          327
       Putnam VT Small Cap Value Fund - Class IB
       Shares                                           91            156           213          342
       Putnam VT Voyager II Fund - Class IB Shares      90            153           208          333
SALOMON BROTHERS VARIABLE SERIES FUND INC.
       Capital Fund                                     88            146           196          309
       Investors Fund                                   87            143           191          300
       Small Cap Growth Fund                            93            160           220          356
SMITH BARNEY INVESTMENT SERIES
       Smith Barney Large Cap Core Portfolio            87            144           193          304
       Smith Barney Premier Selection All Cap
       Growth Portfolio                                 87            144           193          304
THE TRAVELERS SERIES TRUST
       Disciplined Small Cap Stock Portfolio+           88            146           196          309
       Equity Income Portfolio                          86            140           187          291
       Large Cap Portfolio                              86            140           187          291
       MFS Emerging Growth Portfolio                    87            141           189          295
       MFS Research Portfolio                           87            143           192          301
       Strategic Stock Portfolio+                       87            143           191          299
TRAVELERS SERIES FUND INC.
       AIM Capital Appreciation Portfolio               86            141           187          292
       Alliance Growth Portfolio                        86            140           186          290
       MFS Total Return Portfolio                       86            141           188          293
       Smith Barney Aggressive Growth Portfolio         88            145           195          308
       Smith Barney High Income Portfolio               85            135           179          276
       Smith Barney International All Cap Growth
       Portfolio                                        88            145           195          307
       Smith Barney Large Cap Value Portfolio           85            135           179          276
       Smith Barney Large Capitalization Growth
       Portfolio                                        86            139           184          286
       Smith Barney Mid Cap Core Portfolio              87            144           193          304
       Smith Barney Money Market Portfolio              83            132           172          262
       Travelers Managed Income Portfolio               85            136           181          279
       Van Kampen Enterprise Portfolio                  85            138           183          282
VAN KAMPEN LIFE INVESTMENT TRUST
       Emerging Growth Portfolio                        85            138           183          284
VARIABLE ANNUITY PORTFOLIOS
       Smith Barney Small Cap Growth
       Opportunities Portfolio                          87            143           191          299
VARIABLE INSURANCE PRODUCTS FUND II
       Contrafund(R) Portfolio - Service Class          86            138           184          285
                                                               If Contract is NOT Surrendered or
                                                             annuitized at end of period shown **:
                                                      -----------------------------------------------------
FUNDING OPTION                                          1 YEAR       3 YEARS       5 YEARS      10 YEARS
----------------------------------------------------- ------------ ------------- ------------- ------------
AIM VARIABLE INSURANCE FUNDS, INC.
       AIM V.I. Value Fund                              26            81           138           293
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
       Premier Growth Portfolio - Class B               31            94           161           337
AMERICAN VARIABLE INSURANCE SERIES
       Global Growth Fund - Class 2                     27            84           143           304
       Growth Fund - Class 2                            24            75           127           273
       Growth-Income Fund - Class 2                     24            74           126           270
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
       Franklin Small Cap Fund - Class 2                28            86           147           311
       Templeton International Securities Fund -
       Class 2                                          29            89           152           320
GREENWICH STREET SERIES FUND
       Appreciation Portfolio                           26            79           135           287
       Diversified Strategic Income Portfolio           26            79           135           287
       Equity Index Portfolio - Class II Shares         23            71           121           259
       Fundamental Value Portfolio                      26            79           135           288
JANUS ASPEN SERIES
       Aggressive Growth Portfolio - Service
       Shares                                           27            83           142           301
PIMCO VARIABLE INSURANCE TRUST
       Total Return Bond Portfolio - Administrative
         Class                                          24            75           128           275
PUTNAM VARIABLE TRUST
       Putnam VT International Growth Fund -
       Class IB Shares                                  30            91           155           327
       Putnam VT Small Cap Value Fund - Class IB
       Shares                                           31            96           163           342
       Putnam VT Voyager II Fund - Class IB Shares      30            93           158           333
SALOMON BROTHERS VARIABLE SERIES FUND INC.
       Capital Fund                                     28            86           146           309
       Investors Fund                                   27            83           141           300
       Small Cap Growth Fund                            33            100          170           356
SMITH BARNEY INVESTMENT SERIES
       Smith Barney Large Cap Core Portfolio            27            84           143           304
       Smith Barney Premier Selection All Cap
       Growth Portfolio                                 27            84           143           304
THE TRAVELERS SERIES TRUST
       Disciplined Small Cap Stock Portfolio+           28            86           146           309
       Equity Income Portfolio                          26            80           137           291
       Large Cap Portfolio                              26            80           137           291
       MFS Emerging Growth Portfolio                    27            81           139           295
       MFS Research Portfolio                           27            83           142           301
       Strategic Stock Portfolio+                       27            83           141           299
TRAVELERS SERIES FUND INC.
       AIM Capital Appreciation Portfolio               26            81           137           292
       Alliance Growth Portfolio                        26            80           136           290
       MFS Total Return Portfolio                       26            81           138           293
       Smith Barney Aggressive Growth Portfolio         28            85           145           308
       Smith Barney High Income Portfolio               25            75           129           276
       Smith Barney International All Cap Growth
       Portfolio                                        28            85           145           307
       Smith Barney Large Cap Value Portfolio           25            75           129           276
       Smith Barney Large Capitalization Growth
       Portfolio                                        26            79           134           286
       Smith Barney Mid Cap Core Portfolio              27            84           143           304
       Smith Barney Money Market Portfolio              23            72           122           262
       Travelers Managed Income Portfolio               25            76           131           279
       Van Kampen Enterprise Portfolio                  25            78           133           282
VAN KAMPEN LIFE INVESTMENT TRUST
       Emerging Growth Portfolio                        25            78           133           284
VARIABLE ANNUITY PORTFOLIOS
       Smith Barney Small Cap Growth
       Opportunities Portfolio                          27            83           141           299
VARIABLE INSURANCE PRODUCTS FUND II
       Contrafund(R) Portfolio - Service Class          26            78           134           285

+ No longer available to new contract owners.

VARIABLE FUNDING OPTIONS

The following language is added to the end of the Investment Objective table:

       +    ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

            Subject to shareholder approval, we anticipate the Disciplined Small Cap Stock Portfolio will be liquidated on or about October 26, 2001. On this date, liquidation proceeds will be used to purchase shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

            Also subject to shareholder approval, we anticipate that the Strategic Stock Portfolio will merge into the Investors Fund of the Salomon Brothers Variable Series Fund Inc. on or about October 26, 2001. On this date, all shares of the Strategic Stock Portfolio will be exchanged for the number of shares of the Investors Fund that is equal in value at the time of the merger to the value of such shares in the Strategic Stock Portfolio.

            When making any investment decisions please consider these anticipated changes. As of May 1, 2001, the Disciplined Small Cap Stock Portfolio and the Strategic Stock Portfolio are closed to new contract owners.



CHARGES AND DEDUCTIONS

The following paragraph is added to this section of the prospectus:

            E.S.P CHARGE

            If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

            ENHANCED STEPPED-UP PROVISION ("E.S.P.") (THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.) The Rider Effective Date is the date the rider is attached to and made part of the Contract. If you have selected the E.S.P., the total death benefit payable as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

            IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF:

        (1) 200% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or
        (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

            IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF:

        (1) 200% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or
        (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

            The initial modified purchase payment is equal to the contract value as of the Rider Effective Date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the Rider Effective Date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

            The partial surrender reduction is equal to (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

VARIABLE ANNUITY

The last sentence of the paragraph entitled "Determination of First Annuity Payment" is deleted and replaced with the following:

            If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.









L-20668-EV